Fixed Assets and Assets Held for Sale - Vessels, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Vessel acquisitions	$ 840,662
Vessel disposals		$ (80,533)
Impairment of vessel	(11,497)	0	$ 0
Vessel Cost [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	1,979,658	1,999,894
Vessel acquisitions	840,662	121,583
Vessel disposals	(52,963)	(143,692)
Improvements	19,755	1,873
Impairment of vessel	(11,497)
Classification as asset held for sale	(17,814)
Balance as at end of period	2,757,801	1,979,658	1,999,894
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	(221,761)	(218,036)
Vessel disposals	34,824	63,159
Depreciation for the year	(82,526)	(66,884)
Classification as asset held for sale	3,578
Balance as at end of period	(265,885)	(221,761)	(218,036)
Net book value [Member]
Property, Plant and Equipment [Line Items]
Balance as at beginning of period	1,757,897	1,781,858
Vessel acquisitions	840,662	121,583
Vessel disposals	(18,139)	(80,533)
Improvements	19,755	1,873
Depreciation for the year	(82,526)	(66,884)
Impairment of vessel	(11,497)
Classification as asset held for sale	(14,236)
Balance as at end of period	$ 2,491,916	$ 1,757,897	$ 1,781,858